Exhibit 99.31

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Onslow Bay Financial LLC Onslow Bay Funding LLC 1211 Avenue of the Americas, Suite 2902 New York, New York 10036	22 September 2021

Re:	OBX 2021-J3 Trust (the “Issuer”)

Mortgage-Backed Notes, Series 2021-J3 (the “Notes”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Onslow Bay Financial LLC (the “Sponsor”), Onslow Bay Funding LLC (the “Depositor”) and BofA Securities, Inc. (“BofA Securities,” together with the Sponsor and Depositor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, BofA Securities, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “OBX 2021-J3 Request (EY).xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing Data File”), that BofA Securities, on behalf of the Depositor, indicated contains a list of loan numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Loan Listing Mortgage Loans”) and
ii.	Labeled “OBX 2021-J3 Prelim ASF Tape 20210915.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File,” together with the Loan Listing Data File, the “Provided Data Files”), that BofA Securities, on behalf of the Depositor, indicated contains information as of 1 September 2021 (the ”Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and
b.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Imaged copies of the:
i.	Promissory note (the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report (the “Appraisal”),
iv.	Settlement statement, refinance statement or closing disclosure (collectively and as applicable, the “Settlement Statement”) and/or
v.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal and Settlement Statement, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

b.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
c.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by BofA Securities or the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loan Listing Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by BofA Securities or the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA . Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 September 2021

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 54 Loan Listing Mortgage Loans from the Loan Listing Data File (the “Base Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample Mortgage Loans or the methodology they instructed us to use to select the Base Sample Mortgage Loans from the Loan Listing Data File.

2.	For each mortgage loan on the Loan Listing Data File and Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Preliminary Data File, and noted that:
a.	All of the Preliminary Mortgage Loans included on the Preliminary Data File were included on the Loan Listing Data File,
b.	66 of the Loan Listing Mortgage Loans included on the Loan Listing Data File were not included on the Preliminary Data File (the “Removed Loan Listing Mortgage Loans”) and
c.	Five of the Removed Loan Listing Mortgage Loans were Base Sample Mortgage Loans (the “Removed Base Sample Mortgage Loans”).

The Removed Base Sample Mortgage Loans were Base Sample Mortgage Loans with Loan Numbers [REDACTED], [REDACTED], [REDACTED], [REDACTED] and [REDACTED].

3.	For the 49 Base Sample Mortgage Loans included on the Preliminary Data File (each, a “Sample Mortgage Loan”), we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Seller Loan Number	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Original interest rate	Original Interest Rate	Promissory Note

First payment date	First Payment Date of Loan	Promissory Note

Original amortization term	Original Amortization Term	Loan Application

Original term to maturity	Original Term to Maturity	Promissory Note and recalculation	ii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note

Prepayment charge term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	Promissory Note

Occupancy status	Occupancy	Loan Application

Sale price (if applicable)	Sales Price	Settlement Statement or Appraisal	iii.

Property type	Property Type	Appraisal

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan purpose	Loan Purpose	(a) Loan Application and Settlement Statement or (b) Settlement Statement and Promissory Note	iv.

Appraisal value	Original Appraisal Property Value	Appraisal	v.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary

Original loan-to-value ratio	Original LTV	Recalculation	vi.

Combined loan-to-value ratio	Original CLTV	Recalculation	vii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Promissory Note, and
(b)	1.

iii.	For the purpose of comparing the sale price (if applicable) Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Loan Number [REDACTED]), the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

For the purpose of comparing the sale price (if applicable) Sample Characteristic for the Sample Mortgage Loan with Loan Number [REDACTED], the Sponsor, on behalf of the Depositor, instructed us to use the sale price related to the purchase of the related mortgaged property by the borrower, as shown in the Appraisal.

iv.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

Exhibit 1 to Attachment A

Notes: (continued)

iv. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for each remaining Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to note agreement with:

(a)	“Cash-Out Refinance,” as shown on the Preliminary Data File, if:
(1)	There is no sales price, as shown in the Settlement Statement, and
(2)	The cash out amount, as shown on the Preliminary Data File, is greater than the greater of (i) $2,000 and (ii) 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note, or
(b)	“Rate/Term Refinance,” as shown on the Preliminary Data File, if:
(1)	There is no sales price, as shown in the Settlement Statement, and
(2)	The cash out amount, as shown on the Preliminary Data File, is less than or equal to the greater of (i) $2,000 and (ii) 1% of the original principal balance of the Refinanced Sample Mortgage Loan, as shown in the Promissory Note.

v.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal.

vi.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown in the Promissory Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan and the Sample Mortgage Loan with Loan Number [REDACTED], the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and (B) the sale price (if applicable), as shown in the Settlement Statement or Appraisal (and in accordance with any other applicable notes(s)), or
(ii)	In the case of a Refinanced Sample Mortgage Loan (except for the Sample Mortgage Loan with Loan Number [REDACTED]), the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and
(b)	Rounding the value calculated in (a) to the fourth decimal place (xx.xx%).

For the purpose of the comparison described in this note, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 0.1% or less.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of:
(i)	The original principal balance, as shown in the Promissory Note, and
(ii)	The junior lien balance, if applicable, as shown in the Underwriting Summary, by

(2)                Either:

(i)	In the case of a Purchase Sample Mortgage Loan and the Sample Mortgage Loan with Loan Number [REDACTED], the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and (B) the sale price (if applicable), as shown in the Settlement Statement or Appraisal (and in accordance with any other applicable notes(s)), or
(ii)	In the case of a Refinanced Sample Mortgage Loan (except for the Sample Mortgage Loan with Loan Number [REDACTED]), the appraisal value, as shown in the Appraisal (and in accordance with any other applicable notes(s)), and
(b)	Rounding the value calculated in (a) to the fourth decimal place (xx.xx%).

For the purpose of the comparison described in this note, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 0.1% or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

[REDACTED]	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

[REDACTED]	Property type	Single Family Detached (non-PUD)	PUD